Unaudited Interim Condensed Statements of Changes of Shareholders’ Equity		Ordinary shares Class A HKD ($) shares		Ordinary shares Class A USD ($) shares		Ordinary shares Class B HKD ($) shares		Ordinary shares Class B USD ($) shares		Ordinary shares HKD ($) shares		Ordinary shares USD ($) shares		Addition Paid-in capital HKD ($)	Addition Paid-in capital USD ($)	Accumulated other comprehensive (losses) income HKD ($)	Accumulated other comprehensive (losses) income USD ($)	Accumulated losses HKD ($)	Accumulated losses USD ($)	HKD ($)	USD ($)
BALANCE (in Dollars)										$ 8,775				$ 91,225		$ 1,970,738		$ (62,746,334)		$ (60,675,596)
BALANCE at Dec. 31, 2022										$ 8,775				91,225		1,970,738		(62,746,334)		(60,675,596)
BALANCE (in Shares) at Dec. 31, 2022 | shares	[1]									18,000,000		18,000,000
Net income																		4,414,733		4,414,733
Forgiveness of related party balance														55,000,000						55,000,000
Foreign currency translation																(1,125,947)				(1,125,947)
BALANCE at Dec. 31, 2023		$ 7,312				$ 1,463				$ 8,775				55,091,225		844,791		(58,331,601)		(2,386,810)
BALANCE (in Shares) at Dec. 31, 2023 | shares		3,000,000	[2]	3,000,000	[2]	600,000	[2]	600,000	[2]	18,000,000	[1]	18,000,000	[1]
BALANCE (in Dollars)		$ 7,312				$ 1,463				$ 8,775				55,091,225		844,791		(58,331,601)		(2,386,810)
Net income																		1,412,608		1,412,608
Proceeds from initial public offering		$ 1,131												50,994,645						50,995,776
Proceeds from initial public offering (in Shares) | shares	[2]	464,000		464,000
Foreign currency translation																118,704				118,704
BALANCE at Jun. 30, 2024		$ 8,443				$ 1,463								106,085,870		963,495		(56,918,993)		50,140,278
BALANCE (in Shares) at Jun. 30, 2024 | shares	[2]	3,464,000		3,464,000		600,000		600,000
BALANCE at Dec. 31, 2023		$ 7,312				$ 1,463				$ 8,775				55,091,225		844,791		(58,331,601)		(2,386,810)
BALANCE (in Shares) at Dec. 31, 2023 | shares		3,000,000	[2]	3,000,000	[2]	600,000	[2]	600,000	[2]	18,000,000	[1]	18,000,000	[1]
Net income																		8,063,331		8,063,331	$ 1,038,059
Proceeds from initial public offering										$ 1,131				50,994,645						50,995,776
Proceeds from initial public offering (in Shares) | shares	[1]									2,320,000		2,320,000
Foreign currency translation																154,174				154,174	19,848
BALANCE at Dec. 31, 2024		$ 8,443				$ 1,463				$ 9,906		$ 1,275		106,085,870	$ 13,657,308	998,965	$ 128,605	(50,268,270)	$ (6,471,448)	56,826,471	7,315,740
BALANCE (in Shares) at Dec. 31, 2024 | shares		3,464,000	[2]	3,464,000	[2]	600,000	[2]	600,000	[2]	20,320,000	[1]	20,320,000	[1]
BALANCE (in Dollars)		$ 8,443				$ 1,463								106,085,870		963,495		(56,918,993)		50,140,278
BALANCE (in Dollars)		8,443				1,463				$ 9,906		$ 1,275		106,085,870	13,657,308	998,965	128,605	(50,268,270)	(6,471,448)	56,826,471	7,315,740
Net income																		2,036,268		2,036,268	259,401
Foreign currency translation																(678,877)				(678,877)	(86,482)
BALANCE at Jun. 30, 2025		$ 8,443		$ 1,076		$ 1,463		$ 186						106,085,870	13,514,296	320,088	40,776	(48,232,002)	(6,144,282)	58,183,862	7,412,052
BALANCE (in Shares) at Jun. 30, 2025 | shares	[2]	3,464,000		3,464,000		600,000		600,000
BALANCE (in Dollars)		$ 8,443		$ 1,076		$ 1,463		$ 186						$ 106,085,870	$ 13,514,296	$ 320,088	$ 40,776	$ (48,232,002)	$ (6,144,282)	$ 58,183,862	$ 7,412,052

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.
[2]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.